Federated Equity Advantage Fund
Portfolio of Investments
June 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—100.3%
		COMMUNICATION SERVICES—10.8%
		Media—10.8%
2,750	[1]	Altice USA, Inc.	$ 66,963
5,025		Emerald Expositions Events, Inc.	56,029
9,165		Entercom Communication Corp.	53,157
26,340	[1]	Urban One, Inc.	51,626
		TOTAL COMMUNICATION SERVICES	227,775
		CONSUMER DISCRETIONARY—22.2%
		Auto Components—7.9%
4,565	[1]	American Axle & Manufacturing Holdings, Inc.	58,249
3,905		Goodyear Tire & Rubber Co.	59,746
350		Lear Corp.	48,745
		TOTAL	166,740
		Hotels Restaurants & Leisure—9.8%
2,050		Aramark	73,923
3,350		Red Rock Resorts, Inc.	71,958
3,510	[1]	Stars Group, Inc./The	59,916
		TOTAL	205,797
		Specialty Retail—2.7%
7,825	[1]	Party City Holdco, Inc.	57,357
		Textiles Apparel & Luxury Goods—1.8%
2,230		Hanesbrands, Inc.	38,401
		TOTAL CONSUMER DISCRETIONARY	468,295
		ENERGY—11.1%
		Oil Gas & Consumable Fuels—11.1%
2,095		Enviva Partners LP/Enviva Partners Finance Corp.	65,825
4,025	[1]	Jagged Peak Energy, Inc.	33,287
1,840	[1]	Parsley Energy, Inc.	34,978
2,115		Sunoco LP	66,157
3,020	[1]	WPX Energy, Inc.	34,760
		TOTAL ENERGY	235,007
		HEALTH CARE—6.1%
		Health Care Providers & Services—1.5%
1,235	[1]	MEDNAX, Inc.	31,159
		Health Care Technology—1.7%
2,480	[1]	Inovalon Holdings, Inc.	35,985
		Pharmaceuticals—2.9%
640	[1]	Mallinckrodt PLC	5,875
1,735	[1]	Prestige Consumer Healthcare, Inc.	54,965
		TOTAL	60,840
		TOTAL HEALTH CARE	127,984
		INDUSTRIALS—3.5%
		Machinery—3.5%
2,050		Altra Holdings, Inc.	73,554
		INFORMATION TECHNOLOGY—16.3%
		Communications Equipment—2.8%
1,100	[1]	Lumentum Holdings, Inc.	58,751

Shares			Value
		COMMON STOCKS—continued
		INFORMATION TECHNOLOGY—continued
		Electronic Equipment Instruments & Components—9.0%
1,050	[1]	Anixter International, Inc.	$ 62,695
653		CDW Corp.	72,483
5,270	[1]	TTM Technologies, Inc.	53,754
		TOTAL	188,932
		Technology Hardware Storage & Peripherals—4.5%
1,045	[1]	Dell Technologies, Inc.	53,086
1,378	[1]	NCR Corp.	42,856
		TOTAL	95,942
		TOTAL INFORMATION TECHNOLOGY	343,625
		MATERIALS—23.9%
		Chemicals—4.2%
1,015	[1]	Axalta Coating Systems Ltd.	30,217
2,000	[1]	Koppers Holdings, Inc.	58,720
		TOTAL	88,937
		Containers & Packaging—16.7%
4,780		Ardagh Group SA	83,650
1,135	[1]	Crown Holdings, Inc.	69,348
5,417		Graphic Packaging Holding Co.	75,730
3,582		Owens-Illinois, Inc.	61,861
1,729		WestRock Co.	63,057
		TOTAL	353,646
		Metals & Mining—3.0%
2,755		Teck Resources Ltd.	63,530
		TOTAL MATERIALS	506,113
		REAL ESTATE—3.1%
		Equity Real Estate Investment Trusts (REITs)—3.1%
1,680		Gaming and Leisure Properties, Inc.	65,486
		UTILITIES—3.3%
		Gas Utilities—3.3%
2,917		Suburban Propane Partners LP	70,854
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,097,141)	2,118,693
		INVESTMENT COMPANY—1.3%
27,367		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.45%[2] (IDENTIFIED COST $27,376)	27,376
		TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $2,124,517)	2,146,069
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[3]	(32,835)
		TOTAL NET ASSETS—100%	$ 2,113,234

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2018	16,915
Purchases/Additions	368,743
Sales/Reductions	(358,291)
Balance of Shares Held 6/30/2019	27,367
Value	$ 27,376
Change in Unrealized Appreciation/Depreciation	$ —
Net Realized Gain/(Loss)	$ (4)
Dividend Income	$ 285
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At June 30, 2019, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.
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